Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Income Statement [Abstract]
Sales, net	$ 879,387	$ 950,751	$ 862,944
Cost of sales	207,860	169,743	186,359
Impairment	276	2,042
Gross profit	671,251	778,966	676,585
Operating expenses:
Research and development	70,644	71,160	65,510
Selling, marketing, general and administrative	85,656	92,365	87,644
Settlements and loss contingencies		973	(4,200)
Total operating expenses	156,300	164,498	148,954
Operating income	514,951	614,468	527,631
Financial income, net	(34,636)	(19,672)	(51,311)
Other gain, net	11,211	2,680	2,738
Income before income taxes	560,798	636,820	581,680
Tax expense	103,780	95,313	96,059
Income from continuing operations	457,018	541,507	485,621
Net loss from discontinued operations attributable to Taro	(352)	(236)	(787)
Net income	456,666	541,271	484,834
Net income attributable to non-controlling interest	310	339	577
Net income attributable to Taro	456,356	540,932	484,257
Net income from continuing operations attributable to Taro	456,708	541,168	485,044
Net loss from discontinued operations attributable to Taro	(352)	(236)	(787)
Net income attributable to Taro	$ 456,356	$ 540,932	$ 484,257
Net income per ordinary share from continuing operations attributable to Taro:
Basic	$ 11.06	$ 12.63	$ 11.32
Diluted	11.06	12.63	11.32
Net loss per ordinary share from discontinued operations attributable to Taro:
Basic	(0.01)	(0.01)	(0.01)
Diluted	(0.01)	(0.01)	(0.01)
Net income per ordinary share attributable to Taro:
Basic	11.05	12.62	11.31
Diluted	$ 11.05	$ 12.62	$ 11.31
Weighted-average number of ordinary shares used to compute net income per share:
Basic	41,300,797	42,832,241	42,833,533
Diluted	41,300,797	42,832,241	42,833,750